Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary Of Financial Information About The Amounts Attributable To Non Controlling Interests (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of noncontrolling interests [Line Items]
Revenue	$ 31,336	$ 31,034	$ 28,775
Total comprehensive income (loss)	4,017	8,173	$ 7,920
Total assets	1,136,466	1,086,161
Total liabilities	1,065,963	1,015,969
Minority partner [member]
Disclosure of noncontrolling interests [Line Items]
Revenue	4,098	4,700
Total comprehensive income (loss)	(136)	313
Total assets	89,808	86,435
Total liabilities	$ 82,107	$ 78,851